UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4632

The European Equity Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 03/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

THE EUROPEAN EQUITY FUND
SCHEDULE OF INVESTMENTS — MARCH 31, 2008 (unaudited)

Shares	Description	Value(a)
INVESTMENTS IN GERMAN SECURITIES – 31.1%
	COMMON STOCKS – 29.8%
	AUTO COMPONENTS – 2.4%
35,000	Continental	$3,579,287
	CHEMICALS – 5.5%
26,000	BASF	3,511,855
23,000	Linde	3,258,859
7,000	Wacker Chemie	1,438,365
		8,209,079
	COMMERCIAL SERVICES & SUPPLIES – 0.4%
45,000	D + S Online*	619,862
	CONSTRUCTION & ENGINEERING – 1.1%
25,000	Bauer	1,648,611
	DIVERSIFIED FINANCIAL SERVICES – 1.6%
15,000	Deutsche Boerse	2,423,162
	ELECTRIC UTILITIES – 4.0%
32,000	E.ON	5,941,048
	ELECTRICAL EQUIPMENT – 2.2%
38,000	Solarworld	1,815,190
64,325	Tognum*	1,414,638
		3,229,828
	INDUSTRIAL CONGLOMERATES – 3.4%
47,500	Siemens	5,162,943
	INSURANCE – 4.9%
23,000	Allianz	4,569,467
14,000	Muenchener Rueckversicherungs	2,745,949
		7,315,416
	INTERNET SOFTWARE & SERVICES – 1.2%
85,000	United Internet	1,834,332
	SOFTWARE – 3.1%
60,000	SAP	2,990,537
22,000	Software	1,692,864
		4,683,401
	Total Common Stocks (cost $37,949,785)	44,646,969

Shares	Description	Value(a)
	PREFERRED STOCK – 1.3%
	HEALTHCARE EQUIPMENT & SUPPLIES – 1.3%
24,000	Fresenius (cost $783,786)	$2,004,458
	Total Investments in German Securities (cost $38,733,571)	46,651,427
INVESTMENTS IN FRENCH COMMON STOCKS – 16.8%
	CONSTRUCTION & ENGINEERING – 2.0%
42,000	Vinci	3,044,971
	ENERGY EQUIPMENT & SERVICES – 1.0%
6,000	Compagnie Generale de Geophysique-Veritas*	1,497,929
	FOOD PRODUCTS – 2.1%
35,000	Groupe Danone	3,138,734
	HEALTHCARE EQUIPMENT & SUPPLIES – 1.8%
41,400	Essilor International	2,713,057
	INSURANCE – 4.1%
170,100	AXA	6,191,651
	MEDIA – 1.1%
40,000	Vivendi	1,567,467
	MULTILINE RETAIL – 1.9%
19,000	PPR	2,823,261
	OIL, GAS & CONSUMABLE FUELS – 1.1%
21,600	Total	1,608,734
	TEXTILE, APPAREL & LUXURY GOODS – 1.7%
23,000	LVMH Moet Hennessy Louis Vuitton	2,567,321
	Total Investments in French Common Stocks (cost $22,358,982)	25,153,125

The accompanying notes are an integral part of the financial statements.

THE EUROPEAN EQUITY FUND
SCHEDULE OF INVESTMENTS — MARCH 31, 2008 (unaudited) (continued)

Shares	Description	Value(a)
INVESTMENTS IN SPANISH COMMON STOCKS – 11.5%
	BIOTECHNOLOGY – 1.3%
73,000	Grifols	$1,926,734
	CONSTRUCTION & ENGINEERING – 1.2%
24,000	Tecnicas Reunidas	1,823,582
	DIVERSIFIED FINANCIAL SERVICES – 0.8%
25,000	Bolsas y Mercados Espanoles	1,224,682
	DIVERSIFIED TELECOMMUNICATION SERVICES – 4.4%
230,000	Telefonica	6,627,694
	ELECTRIC UTILITIES – 2.6%
250,000	Iberdrola	3,887,001
	IT SERVICES – 1.2%
61,000	Indra Sistemas	1,761,643
	Total Investments in Spanish Common Stocks (cost $13,481,209)	17,251,336
INVESTMENTS IN FINNISH COMMON STOCKS – 7.2%
	COMMUNICATIONS EQUIPMENT – 3.6%
170,000	Nokia	5,393,986
	ELECTRIC UTILITIES – 2.5%
92,000	Fortum	3,759,578
	MACHINERY – 1.1%
31,000	Metso	1,678,615
	Total Investments in Finnish Common Stocks (cost $8,165,505)	10,832,179
INVESTMENTS IN ITALIAN COMMON STOCKS – 6.8%
	COMMERCIAL BANKS – 6.8%
730,000	Intesa Sanpaolo	5,160,687
750,000	UniCredito Italiano SpA	5,034,894
		10,195,581
	Total Investments in Italian Common Stocks (cost $11,292,969)	10,195,581

Shares	Description	Value(a)
INVESTMENTS IN DUTCH COMMON STOCKS – 6.2%
	CONSTRUCTION & ENGINEERING – 2.6%
43,000	Boskalis Westminster	$2,483,628
38,000	Grontmij	1,425,318
		3,908,946
	ELECTRONIC EQUIPMENT & INSTRUMENTS – 1.0%
32,000	Smartrac*	1,552,901
	ENERGY EQUIPMENT & SERVICES – 1.2%
23,000	Fugro	1,791,298
	TRANSPORTATION INFRASTRUCTURE – 1.4%
20,000	Smit Internationale	2,042,457
	Total Investments in Dutch Common Stocks (cost $8,175,047)	9,295,602
INVESTMENTS IN AUSTRIAN COMMON STOCKS – 4.6%
	BUILDING PRODUCTS – 1.0%
28,800	Wienerberger	1,536,231
	DIVERSIFIED TELECOMMUNICATION SERVICES – 1.2%
90,000	Telekom Austria	1,865,286
	OIL, GAS & CONSUMABLE FUELS – 1.3%
30,000	OMV	1,988,308
	TRANSPORTATION INFRASTRUCTURE – 1.1%
13,000	Flughafen Wien	1,571,093
	Total Investments in Austrian Common Stocks (cost $6,708,158)	6,960,918
INVESTMENTS IN GREEK COMMON STOCKS – 3.5%
	COMMERCIAL BANKS – 1.4%
70,176	EFG Eurobank	2,137,750

The accompanying notes are an integral part of the financial statements.

THE EUROPEAN EQUITY FUND
SCHEDULE OF INVESTMENTS — MARCH 31, 2008 (unaudited) (continued)

Shares	Description	Value(a)
	DIVERSIFIED FINANCIAL SERVICES – 1.0%
61,000	Hellenic Exchanges	$1,452,583
	DIVERSIFIED TELECOMMUNICATION SERVICES – 1.1%
60,000	Hellenic Telecommunications Organization	1,708,064
	Total Investments in Greek Common Stocks (cost $3,869,687)	5,298,397
INVESTMENTS IN SWISS COMMON STOCKS – 2.3%
	ELECTRONIC EQUIPMENT & INSTRUMENTS – 1.0%
9,000	Inficon Holdings	1,436,364
	LIFE SCIENCES TOOLS & SERVICES – 1.3%
15,000	Lonza Group†	1,995,454
	Total Investments in Swiss Common Stocks (cost $2,996,304)	3,431,818
INVESTMENTS IN NORWEGIAN COMMON STOCKS – 2.1%
	OIL, GAS & CONSUMABLE FUELS – 2.1%
104,000	Statoil (cost $2,434,724)	3,121,821
INVESTMENTS IN IRISH COMMON STOCKS – 1.8%
	COMMERCIAL BANKS – 1.8%
200,000	Anglo Irish Bank (cost $2,818,897)	2,691,610
INVESTMENTS IN PORTUGUESE COMMON STOCKS – 1.6%
	OIL, GAS & CONSUMABLE FUELS – 1.6%
100,000	Galp Energia (cost $2,304,198)	2,392,366

Shares	Description	Value(a)
INVESTMENTS IN BELGIAN COMMON STOCKS – 1.5%
	BEVERAGES – 1.5%
25,000	Inbev (cost $2,100,831)	$2,206,328
INVESTMENTS IN CYPRUS COMMON STOCKS – 1.1%
	COMMERCIAL BANKS – 1.1%
145,000	Bank of Cyprus, Ltd.(b) (cost $2,263,184)	1,721,839
	Total Investments in Common and Preferred Stocks – 98.1% (cost $127,703,266)	147,204,347
SECURITIES LENDING COLLATERAL – 1.2%
1,766,700	Daily Assets Institutional Fund, 3.22%(c)(d) (cost $1,766,700)	1,766,700
	Total Investments – 99.3% (cost $129,469,966)	148,971,047
	Other Assets and Liabilities, Net – 0.7%	1,084,976
	NET ASSETS–100.0%	$150,056,023

*  Non-income producing securities.

†  All or a portion of this security was on loan. The value of the security loaned at March 31, 2008 amounted to $1,682,544 which is 1.1% of the net assets.

(a)  Values stated in US dollars.

(b)  Security listed in country of incorporation. Significant business activities of company are in Greece.

(c)  Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(d)  Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of the financial statements.

THE EUROPEAN EQUITY FUND
MARCH 31, 2008 (unaudited)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 – Quoted Prices	$148,971,047
Level 2 – Other Significant	—
Observable Inputs
Level 3 – Significant	—
Unobservable Inputs
Total	$148,971,047

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective December 1, 2007, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund's assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation tech nique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels as follows:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The European Equity Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	The European Equity Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 14, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        May 14, 2008